FIXED ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FIXED ASSETS
Balance at the beginning of period	$ 3,261,883
Balance at the end of period	3,257,388	$ 3,261,883
Cost
FIXED ASSETS
Balance at the beginning of period	7,344,567	6,938,189
Additions	574,339	666,698
Business acquisition		32,679
Net change in additions financed with accounts payable	(3,649)	6,068
Retirement, disposals and other	(167,829)	(299,067)
Balance at the end of period	7,747,428	7,344,567
Accumulated depreciation
FIXED ASSETS
Balance at the beginning of period	(4,082,684)	(3,857,502)
Depreciation	(569,152)	(517,673)
Retirement, disposals and other	161,796	292,491
Balance at the end of period	(4,490,040)	(4,082,684)
Land and buildings
FIXED ASSETS
Balance at the beginning of period	201,126
Balance at the end of period	208,304	201,126
Land and buildings | Cost
FIXED ASSETS
Balance at the beginning of period	267,906	214,248
Additions	17,885	53,922
Business acquisition		462
Retirement, disposals and other		(726)
Balance at the end of period	285,791	267,906
Land and buildings | Accumulated depreciation
FIXED ASSETS
Balance at the beginning of period	(66,780)	(60,092)
Depreciation	(10,707)	(7,174)
Retirement, disposals and other		486
Balance at the end of period	(77,487)	(66,780)
Furniture and equipment
FIXED ASSETS
Balance at the beginning of period	215,625
Balance at the end of period	200,045	215,625
Furniture and equipment | Cost
FIXED ASSETS
Balance at the beginning of period	609,452	570,266
Additions	33,597	42,197
Business acquisition		266
Net change in additions financed with accounts payable	73	10
Retirement, disposals and other	(27,255)	(10,986)
Reclassification	15,848	7,699
Balance at the end of period	631,715	609,452
Furniture and equipment | Accumulated depreciation
FIXED ASSETS
Balance at the beginning of period	(393,827)	(336,323)
Depreciation	(63,429)	(66,952)
Retirement, disposals and other	25,586	9,448
Balance at the end of period	(431,670)	(393,827)
Receiving and distribution networks
FIXED ASSETS
Balance at the beginning of period	2,521,029
Balance at the end of period	2,587,416	2,521,029
Receiving and distribution networks | Cost
FIXED ASSETS
Balance at the beginning of period	5,611,274	5,414,901
Additions	365,544	340,983
Business acquisition		31,951
Net change in additions financed with accounts payable	(3,544)	10,183
Retirement, disposals and other	(97,900)	(253,295)
Reclassification	88,660	66,551
Balance at the end of period	5,964,034	5,611,274
Receiving and distribution networks | Accumulated depreciation
FIXED ASSETS
Balance at the beginning of period	(3,090,245)	(3,015,913)
Depreciation	(384,000)	(327,133)
Retirement, disposals and other	97,627	252,801
Balance at the end of period	(3,376,618)	(3,090,245)
Customer equipment
FIXED ASSETS
Balance at the beginning of period	243,854
Balance at the end of period	224,049	243,854
Customer equipment | Cost
FIXED ASSETS
Balance at the beginning of period	775,686	694,360
Additions	96,394	117,177
Net change in additions financed with accounts payable	(1,092)	(1,791)
Retirement, disposals and other	(42,674)	(34,060)
Balance at the end of period	828,314	775,686
Customer equipment | Accumulated depreciation
FIXED ASSETS
Balance at the beginning of period	(531,832)	(445,174)
Depreciation	(111,016)	(116,414)
Retirement, disposals and other	38,583	29,756
Balance at the end of period	(604,265)	(531,832)
Projects under development
FIXED ASSETS
Balance at the beginning of period	80,249
Balance at the end of period	37,574	80,249
Projects under development | Cost
FIXED ASSETS
Balance at the beginning of period	80,249	44,414
Additions	60,919	112,419
Net change in additions financed with accounts payable	914	(2,334)
Reclassification	(104,508)	(74,250)
Balance at the end of period	37,574	$ 80,249
Telecommunications network
FIXED ASSETS
Depreciation	$ (21,200)
Estimated useful life of fixed assets	5 years	15 years